Parent Company Only Condensed Financial Information (Condensed Statements Of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interest income	$ 42,386	$ 35,104
Other income	198	96
Interest expense	14,578	13,404
Loss before income tax and before undistributed subsidiary income	36,283	12,041
Tax effect	6,675	2,440
Net income	29,608	9,601
Comprehensive income	29,676	9,702
Parent Company [Member]
Other income	178	70
Interest expense	1,209	1,353
Other expense	830	758
Loss before income tax and before undistributed subsidiary income	(1,861)	(2,041)
Tax effect	390	427
Loss after income tax and before undistributed subsidiary income	(1,471)	(1,614)
Equity in undistributed subsidiary income	31,079	11,215
Net income	29,608	9,601
Comprehensive income	$ 29,676	$ 9,702